UNAUDITED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Current
Cash and cash equivalents	$ 484,683	$ 125,347
Restricted cash and short-term investments	0	23,432
Trade accounts receivable	1,329	81
Inventories	9,112	11,951
Other current assets	10,281	14,574
Amounts due from related parties	15,839	6,311
Short-term debt due from a related party	20,000	0
Total Current Assets	541,244	181,696
Non-current
Restricted cash	3,111	3,111
Investment in available-for-sale securities	325,684	267,352
Investment in affiliates	340,526	350,918
Cost Method Investments	204,172	204,172
Newbuildings	765,524	767,525
Asset under development	211,607	0
Vessels, net	968,400	811,715
Other long term assets	46,467	78,732
Total Assets	3,406,735	2,665,221
Current
Current portion of long-term debt	125,174	30,784
Other current liabilities	97,526	59,427
Amounts due to related parties	572	363
Total Current Liabilities	223,272	90,574
Non-current
Long-term debt	656,875	636,244
Long-term debt due to related parties	0	50,000
Other long-term liabilities	84,420	84,266
Total Liabilities	964,567	861,084
Equity
Stockholders' equity	2,442,168	1,804,137
Total liabilities and equity	$ 3,406,735	$ 2,665,221